Summary of Significant Accounting Policies (Details) - Schedule of Estimated Residual Value of the Assets	Dec. 31, 2023
Machinery [Member]
Schedule of Estimated Residual Value of the Assets [Line Items]
Estimated useful life of assets	5 years
Other equipment [Member]
Schedule of Estimated Residual Value of the Assets [Line Items]
Estimated useful life of assets	5 years
Minimum [Member] | Motor vehicles [Member]
Schedule of Estimated Residual Value of the Assets [Line Items]
Estimated useful life of assets	4 years
Minimum [Member] | Electronic equipment [Member]
Schedule of Estimated Residual Value of the Assets [Line Items]
Estimated useful life of assets	1 year
Maximum [Member] | Motor vehicles [Member]
Schedule of Estimated Residual Value of the Assets [Line Items]
Estimated useful life of assets	5 years
Maximum [Member] | Electronic equipment [Member]
Schedule of Estimated Residual Value of the Assets [Line Items]
Estimated useful life of assets	5 years